Provisions and other liabilities - Current provisions and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Accrued expenses and other financial liabilities	$ 1,807	$ 1,385
Provisions	1,076	706
Other non-financial liabilities	416	293
Current provisions and other liabilities	$ 3,299	$ 2,384	$ 2,314